EARNINGS PER SHARE - Schedule of Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of earnings per share [Abstract]
Profit attributable to ordinary shareholders – basic and diluted	£ 5,355	£ 865	£ 2,459
Weighted-average number of ordinary shares in issue – basic (in shares)	70,937	70,606	70,603
Adjustment for share options and awards (in shares)	848	650	682
Weighted-average number of ordinary shares in issue – diluted (in shares)	71,785	71,256	71,285
Basic earnings per share (in GBP per share)	£ 0.075	£ 0.012	£ 0.035
Diluted earnings per share (in GBP per share)	£ 0.075	£ 0.012	£ 0.034